LEASES - Operating leases as lessor (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Minimum future operating lease payments to be received	$ 1,708,860	$ 784,619
Operating lease income	649,693	412,286
Income recognized for other services related to operating lease	$ 541,436	$ 375,275
Minimum
LEASES
Term of operating leases	1 year	1 year
Maximum
LEASES
Term of operating leases	10 years	10 years
Less than 1 year
LEASES
Minimum future operating lease payments to be received	$ 501,738	$ 400,296
Between 1 and 5 years
LEASES
Minimum future operating lease payments to be received	783,663	308,802
Greater than 5 years
LEASES
Minimum future operating lease payments to be received	$ 423,459	$ 75,521